Income Tax Status	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Tax Status [Line Items]
INCOME TAX STATUS	INCOME TAX STATUS
The Plan has received a determination letter from the Internal Revenue Service (the IRS) dated September 8, 2014, stating that the Plan, as then designed, is qualified under Section 401(a) of the IRC and that the related trust is exempt from taxation. Subsequent to this determination by the IRS, the Plan was amended and restated, and is required to operate in conformity with the IRC to maintain its qualification. The Plan Sponsor believes the Plan is currently being operated in compliance with the applicable requirements of the IRC and therefore, believes the Plan, as amended, is qualified and the related trust is tax-exempt.
Accounting principles generally accepted in the United States of America require Plan management to evaluate tax positions taken by the Plan. The Plan Administrator has analyzed the tax positions taken by the Plan and has concluded that as of December 31, 2025 and 2024, there are no uncertain positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions; however, there currently are no audits for any tax periods in progress.